REVENUE - Narrative (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Net revenue	$ 92,373	$ 73,760	$ 142,472	$ 94,428
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	90,385	70,729	136,759	88,524
UNITED STATES | Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	54,300	43,800	76,700	63,400
CHINA | Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	17,000		16,200
VIET NAM | Net product sales
Disaggregation of Revenue [Line Items]
Net revenue		14,900	18,600
Physician Channel Provider
Disaggregation of Revenue [Line Items]
Net revenue	26,300	32,200	58,800	51,600
Spa Channel Distributor
Disaggregation of Revenue [Line Items]
Net revenue	$ 300	$ 400	$ 3,600	$ 2,500
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer One
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	29.00%	44.00%	44.00%	57.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Two
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	18.00%	20.00%	17.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Three
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	16.00%
Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | UNITED STATES
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | CHINA
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	10.00%		10.00%
Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | VIET NAM
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		10.00%	10.00%